AST INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 94.9%
Common Stocks — 90.4%
Australia — 1.5%
Aristocrat Leisure Ltd.	197,206	$4,158,404
CSL Ltd.	12,095	2,199,683
		6,358,087
Austria — 0.4%
BAWAG Group AG, 144A*	45,996	1,977,289
Belgium — 0.4%
KBC Group NV	39,038	1,852,509
Brazil — 2.2%
B3 SA - Brasil Bolsa Balcao	472,800	1,152,562
MercadoLibre, Inc.*	6,689	5,537,020
NU Holdings Ltd. (Class A Stock)*(a)	651,843	2,868,109
		9,557,691
Canada — 3.9%
Canadian Pacific Railway Ltd.(a)	65,675	4,381,836
Cenovus Energy, Inc.	119,892	1,842,740
Dollarama, Inc.	53,344	3,062,351
Intact Financial Corp.	18,672	2,642,480
Toronto-Dominion Bank (The)	79,633	4,883,996
		16,813,403
China — 0.4%
BYD Co. Ltd. (Class H Stock)	23,388	576,177
Shenzhou International Group Holdings Ltd.	135,479	1,046,109
		1,622,286
Denmark — 3.0%
Coloplast A/S (Class B Stock)	12,709	1,291,544
DSV A/S	14,253	1,669,703
Novo Nordisk A/S (Class B Stock)	85,183	8,485,744
Orsted A/S, 144A	21,624	1,723,449
		13,170,440
Finland — 1.0%
Neste OYJ	49,801	2,170,801
Nordea Bank Abp	241,116	2,063,526
		4,234,327
France — 13.3%
Air Liquide SA	9,459	1,081,155
Airbus SE	32,607	2,810,736
Bureau Veritas SA	97,777	2,188,009
Dassault Systemes SE	173,259	5,981,780
Hermes International	4,059	4,773,873
Kering SA	4,060	1,800,808
L’Oreal SA	20,496	6,553,433
LVMH Moet Hennessy Louis Vuitton SE	16,558	9,762,179
Pernod Ricard SA	40,934	7,509,511
Remy Cointreau SA	15,977	2,651,359
Safran SA	20,557	1,870,476
Sartorius Stedim Biotech	5,939	1,821,710
Teleperformance	12,559	3,186,015
TotalEnergies SE(a)	48,927	2,295,390
	Shares	Value
Common Stocks (continued)
France (cont’d.)
Vinci SA	44,995	$3,638,331
		57,924,765
Germany — 4.0%
adidas AG	11,881	1,365,854
Beiersdorf AG	20,084	1,973,501
Brenntag SE	45,243	2,735,030
Deutsche Boerse AG	16,568	2,715,939
HelloFresh SE*	33,091	692,658
Infineon Technologies AG	85,086	1,862,025
Rational AG	1,410	682,894
SAP SE	4,054	330,381
SAP SE, ADR(a)	33,151	2,693,519
Symrise AG	25,588	2,495,147
		17,546,948
Hong Kong — 1.9%
AIA Group Ltd.	502,885	4,186,974
Prudential PLC	184,283	1,803,695
Techtronic Industries Co. Ltd.	223,961	2,137,063
		8,127,732
India — 3.0%
HDFC Bank Ltd., ADR(a)	62,687	3,662,175
Housing Development Finance Corp. Ltd.	85,938	2,397,630
Infosys Ltd.	126,266	2,164,489
Reliance Industries Ltd.	166,289	4,826,052
		13,050,346
Indonesia — 0.5%
Bank Central Asia Tbk PT	3,835,494	2,141,124
Ireland — 1.7%
Bank of Ireland Group PLC	29,489	189,142
CRH PLC	45,538	1,460,709
Kerry Group PLC (Class A Stock)	25,006	2,228,843
Kingspan Group PLC	13,797	621,618
Ryanair Holdings PLC, ADR*	9,387	548,389
Smurfit Kappa Group PLC	75,880	2,170,107
		7,218,808
Italy — 2.3%
Brunello Cucinelli SpA	83,169	4,022,147
Ferrari NV	26,013	4,817,240
Nexi SpA, 144A*	157,706	1,273,968
		10,113,355
Japan — 7.3%
Asahi Intecc Co. Ltd.	41,258	657,996
Daikin Industries Ltd.	11,200	1,723,334
Disco Corp.	5,592	1,232,767
Fujitsu Ltd.	18,743	2,055,208
GMO Payment Gateway, Inc.	6,625	454,151
Hoya Corp.	19,358	1,865,310
Keyence Corp.	15,446	5,105,838
Koito Manufacturing Co. Ltd.	61,130	835,773
Menicon Co. Ltd.	80,513	1,651,328
A1

AST INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Olympus Corp.	99,426	$1,912,731
Otsuka Corp.	54,649	1,704,360
SCSK Corp.	142,414	2,156,049
SMC Corp.	7,270	2,958,675
Sony Group Corp.	54,493	3,510,137
TechnoPro Holdings, Inc.	70,041	1,491,977
Terumo Corp.	65,038	1,828,233
Tokyo Electron Ltd.	2,700	665,266
		31,809,133
Netherlands — 5.7%
Adyen NV, 144A*	3,957	4,935,020
Argenx SE, ADR*	10,686	3,772,692
ASML Holding NV	17,062	7,068,430
Heineken NV	35,900	3,135,186
Koninklijke DSM NV	14,213	1,617,305
Shell PLC	75,527	1,873,658
Universal Music Group NV	121,400	2,273,828
		24,676,119
Norway — 0.2%
TOMRA Systems ASA	45,723	806,712
Singapore — 0.6%
DBS Group Holdings Ltd.	122,959	2,844,456
South Korea — 0.2%
LG Energy Solution Ltd.*	2,546	750,709
Spain — 0.8%
Amadeus IT Group SA*	75,826	3,515,494
Sweden — 1.6%
Atlas Copco AB (Class A Stock)	189,695	1,763,093
Autoliv, Inc.(a)	15,243	1,015,641
Evolution AB, 144A	12,804	1,012,125
Hexagon AB (Class B Stock)	255,593	2,387,017
Indutrade AB	39,830	646,041
		6,823,917
Switzerland — 6.7%
Alcon, Inc.	31,886	1,852,112
Cie Financiere Richemont SA (Class A Stock)	27,907	2,634,293
Julius Baer Group Ltd.	37,976	1,657,237
Lonza Group AG	10,586	5,154,231
Novartis AG	63,961	4,876,194
Partners Group Holding AG	2,040	1,641,761
SIG Group AG*	83,809	1,701,666
Sika AG	7,565	1,520,503
Sonova Holding AG	6,452	1,419,834
Straumann Holding AG	17,389	1,590,401
UBS Group AG	116,796	1,694,472
Zurich Insurance Group AG	8,840	3,524,073
		29,266,777
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	193,000	2,558,291
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	25,040	$1,716,742
		4,275,033
United Kingdom — 15.9%
Ashtead Group PLC	101,580	4,561,940
AstraZeneca PLC	92,382	10,155,505
Bunzl PLC	236,103	7,213,651
Compass Group PLC	532,754	10,608,423
DCC PLC	33,069	1,717,360
Diageo PLC	127,192	5,353,960
Experian PLC	148,314	4,341,536
Fevertree Drinks PLC	64,014	592,404
Halma PLC	34,138	767,844
Linde PLC	8,868	2,390,724
Lloyds Banking Group PLC	4,578,832	2,069,579
London Stock Exchange Group PLC	70,237	5,931,438
Petershill Partners PLC, 144A	679,942	1,394,839
RELX PLC	138,790	3,391,438
Rentokil Initial PLC	432,937	2,294,773
Segro PLC, REIT	124,677	1,040,288
Smith & Nephew PLC	151,896	1,753,303
Spirax-Sarco Engineering PLC	9,191	1,056,535
Travis Perkins PLC	96,331	826,909
Unilever PLC	36,321	1,598,717
		69,061,166
United States — 10.6%
Aon PLC (Class A Stock)	12,149	3,254,353
Atlassian Corp. PLC (Class A Stock)*	24,122	5,079,852
CyberArk Software Ltd.*	13,103	1,964,664
Ferguson PLC	13,039	1,352,525
Globant SA*(a)	19,348	3,619,624
ICON PLC*	32,993	6,063,454
Lululemon Athletica, Inc.*	18,715	5,231,965
Nestle SA	25,461	2,753,794
QIAGEN NV*	73,415	3,030,571
Roche Holding AG	19,157	6,236,231
Schlumberger NV	63,982	2,296,954
Schneider Electric SE	17,666	1,995,388
Tenaris SA	243,528	3,151,027
		46,030,402
Uruguay — 0.3%
Dlocal Ltd.*(a)	56,605	1,161,535

Total Common Stocks (cost $469,921,982)		392,730,563
Exchange-Traded Funds — 3.3%
United States
iShares Core MSCI EAFE ETF	78,548	4,137,123
iShares MSCI EAFE ETF	70,393	3,942,712
iShares MSCI EAFE Growth ETF	84,713	6,146,776

Total Exchange-Traded Funds (cost $19,915,772)		14,226,611

A2

AST INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Preferred Stocks — 1.2%
Germany
Dr. Ing. h.c. F. Porsche AG (PRFC)*	7,584	$613,198
Sartorius AG (PRFC)	13,414	4,639,960

Total Preferred Stocks (cost $6,141,159)		5,253,158

Total Long-Term Investments (cost $495,978,913)		412,210,332
Short-Term Investments — 8.5%
Affiliated Mutual Fund — 4.3%
PGIM Institutional Money Market Fund (cost $18,536,681; includes $18,499,339 of cash collateral for securities on loan)(b)(we)	18,549,893	18,536,908
Unaffiliated Funds — 4.2%
BlackRock Liquidity FedFund (Institutional Shares)	4,663,916	4,663,916
Dreyfus Government Cash Management (Institutional Shares)	13,805,595	13,805,595

Total Unaffiliated Funds (cost $18,469,511)		18,469,511

Total Short-Term Investments (cost $37,006,192)		37,006,419

TOTAL INVESTMENTS—103.4% (cost $532,985,105)		449,216,751

Liabilities in excess of other assets — (3.4)%		(14,731,072)

Net Assets — 100.0%		$434,485,679

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,959,041; cash collateral of $18,499,339 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3